PENSION AND OTHER POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2023
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of pension and other post-employment benefit liabilities

	Notes	2022	2023
Pension benefit and other post-employment benefit obligations
Pension benefit
The Company - funded	29a.i.a
Defined pension benefit obligation	29a.i.a.i	4,234	3,666
Additional pension benefit obligation	29a.i.a.ii	44	44
The Company - unfunded	29a.i.b	522	258
Telkomsel	29a.ii	4,275	4,726
Projected pension benefit obligations		9,075	8,694
Net periodic post-employment health care benefit	29b	—	1,470
Other post-employment benefit	29c	268	244
Long service employee benefit	29d	1	1
Obligation under the Labor Law	29e	928	1,005
Total		10,272	11,414

Schedule of net periodic pension benefit cost

	Notes	2021	2022	2023
Pension benefit cost
The Company - funded	29a.i.a
Defined pension benefit obligation	29a.i.a.i	732	577	629
Additional pension benefit obligation	29a.i.a.ii	—	37	3
The Company - unfunded	29a.i.b	74	58	54
Telkomsel	29a.ii	331	596	633
Total periodic pension benefit cost		1,137	1,268	1,319
Net periodic post-employment health care benefit cost	25,29b	263	213	205
Other post-employment benefit cost	25,29c	23	25	22
Long service employee benefit cost	25,29d	3	1	1
Obligation under the Labor Law	25,29e	254	78	217
Total		1,680	1,585	1,764

Summary of amounts recognized in other comprehensive income (loss)

	Notes	2021	2022	2023
Defined benefit plan actuarial gain (loss)
The Company - funded	29a.i.a
Defined pension benefit obligation	29a.i.a.i	1,123	467	(524)
Additional pension benefit obligation	29a.i.a.ii	0	(7)	1
The Company - unfunded	29a.i.b	82	55	246
Telkomsel	29a.ii	(110)	218	91
Others		(3)	1	0
Post-employment health care benefit cost	29b	1,032	851	(1,265)
Other post-employment benefit	29c	2	14	(2)
Obligation under the Labor Law	29e	42	13	41
Sub-total		2,168	1,612	(1,412)
Deferred tax effect at the applicable tax rates	28h	(213)	(148)	23
Defined benefit plan acturial gain (loss) - net of tax		1,955	1,464	(1,389)

Schedule of changes in projected pension benefit obligations

	Funded				Post-employment
	Defined pension benefit obligation				health care benefit
	The Company		Telkomsel		The Company
					Projected
	Projected		Projected		post-employment	Post-employment
	pension	Pension	pension	Pension	health care	health care
	benefit	benefit	benefit	benefit	benefit	benefit
	obligations	plan assets	obligations	plan assets	obligation	plan assets	Total
Balance, January 1, 2022	23,838	(18,947)	5,020	(832)	13,416	(12,778)	9,717
Service costs	178	—	326	—	—	—	504
Interest costs (income)	1,635	(1,347)	328	(58)	982	(933)	607
Plan administration cost	—	63	—	—	—	164	227
Additional welfare benefits	65	—	—	—	—	—	65
Cost recognized in the consolidated statement of profit or loss	1,878	(1,284)	654	(58)	982	(769)	1,403

Actuarial (gain) loss on:
Experience adjustments	(737)	—	(1)	—	(730)	—	(1,468)
Changes in demographic assumptions	—	—	(1)	—	—	—	(1)
Changes in financial assumptions	(30)	—	(67)	—	(136)	—	(233)
Return on plan assets
(excluding amount included in
net interest expense)	—	300	(186)	37	—	(69)	82
Changes in asset ceiling	—	—	—	—	—	84	84
Cost recognized in OCI	(767)	300	(255)	37	(866)	15	(1,536)

Employer’s contributions	—	(719)	—	—	—	—	(719)
Pension plan participants’ contributions	19	(19)	—	—	—	—	—
Benefits paid from plan assets	(1,767)	1,767	(291)	—	—	—	(291)
Benefits paid by employer	(65)	—	—	—	(654)	654	(65)
Balance, December 31, 2022	23,136	(18,902)	5,128	(853)	12,878	(12,878)	8,509
Projected pension benefit
obligation at end of year	4,234		4,275		—		8,509

	Funded				Post-employment
	Defined pension benefit obligation				health care benefit
	The Company		Telkomsel		The Company
					Projected
	Projected		Projected		post-employment	Post-employment
	pension	Pension	pension	Pension	health care	health care
	benefit	benefit	benefit	benefit	benefit	benefit
	obligations	plan assets	obligations	plan assets	obligation	plan assets	Total
Balance, January 1, 2023	23,136	(18,902)	5,128	(853)	12,878	(12,878)	8,509

Service costs	326	—	331	—	—	—	657
Settlement costs	(2)	2	—	—	—	—	—
Interest costs (income)	1,573	(1,295)	369	(67)	913	(898)	595
Plan administration cost	(126)	126	—	0	—	187	187
Interest expense on effect of asset ceiling	—	—	—	—	—	3	3
Additional welfare benefits	50	—	—	—	—	—	50
Cost recognized in the consolidated statement of profit or loss	1,821	(1,167)	700	(67)	913	(708)	1,492

Actuarial (gain) loss on:
Experience adjustments	91	—	(76)	—	(907)	—	(892)
Changes in demographic assumptions	—	—	—	—	—	—	—
Changes in financial assumptions	906	—	(40)	—	2,349	—	3,215
Return on plan assets
(excluding amount included in
net interest expense)	—	(473)	—	25	—	(89)	(537)
Changes in asset ceiling	—	—	—	—	—	(88)	(88)
Cost recognized in OCI	997	(473)	(116)	25	1,442	(177)	1,698

Employer’s contributions	—	(1,635)	—	(4)	—	—	(1,639)
Pension plan participants’ contributions	17	(17)	—	—	—	—	—
Benefits paid from plan assets	(1,972)	1,972	(149)	—	(586)	586	(149)
Benefits paid by employer	(50)	—	—	—	—	—	(50)
Benefit obligation from transferred employees	—	—	233	(171)	—	—	62
Effect on transfer of IndiHome business to Telkomsel	(231)	170	—	—	(23)	23	(61)
Balance, December 31, 2023	23,718	(20,052)	5,796	(1,070)	14,624	(13,154)	9,862
Projected pension benefit
obligation at end of year	3,666		4,726		1,470		9,862

Schedule of the timing of benefits payments and weighted average duration of DBO

	Expected Benefits Payment
	The Company
	Funded				Post-employment	Other post-	Post-employment
	Defined pension	Additional pension			health care	employment	benefits
Time Period	benefit obligation	benefit obligation	Unfunded	Telkomsel	benefits	benefits	UUCK (Telkom)
2022
Within next 10 years	21,232	40	705	5,111	8,092	324	59
Within 10-20 years	16,485	31	229	11,178	12,746	123	414
Within 20-30 years	10,414	18	430	7,827	12,019	83	497
Within 30-40 years	4,209	6	96	473	5,491	6	80
Within 40-50 years	882	1	—	—	970	—	—
Within 50-60 years	77	—	—	—	59	—	—
Within 60-70 years	2	—	—	—	6	—	—
Within 70-80 years	—	—	—	—	1	—	—

Weighted average duration of DBO	8.48 years	8.48 years	5.52 years	9.45 years	12.40 years	4.62 years	11.69 years

2023
Within next 10 years	21,044	39	340	8,833	8,929	281	83
Within 10-20 years	15,850	30	79	13,778	13,651	116	426
Within 20-30 years	9,623	16	139	9,184	12,128	70	485
Within 30-40 years	3,630	5	21	439	5,114	3	49
Within 40-50 years	693	1	—	—	819	—	—
Within 50-60 years	53	—	—	—	48	—	—
Within 60-70 years	1	—	—	—	5	—	—
Within 70-80 years	—	—	—	—	1	—	—

Weighted average duration of DBO	8.42 years	8.42 years	5.45 years	9.18 years	12.39 years	4.51 years	11.18 years

Schedule of change in discount rate and rate of compensation would have effect on DBO

	Discount Rate		Rate of Compensation
	1% Increase	1% Decrease	1% Increase	1% Decrease

	Increase (decrease) in amounts		Increase (decrease) in amounts
Sensitivity
2022
Funded:
Defined pension benefit obligation	(1,948)	2,291	268	(255)
Unfunded	(24)	27	29	(27)
Telkomsel	(430)	491	536	(477)
Post-employment health care benefits	(1,413)	1,703	1,629	(1,380)
Other post-employment benefits	(12)	13	—	—
Post-employment benefits UUCK (Telkom)	(8)	10	27	(24)

2023
Funded:
Defined pension benefit obligation	(2,030)	2,387	235	(224)
Unfunded	(10)	12	13	(12)
Telkomsel	(529)	602	651	(582)
Post-employment health care benefits	(1,609)	1,939	1,845	(1,565)
Other post-employment benefits	(11)	12	3	(3)
Post-employment benefits UUCK (Telkom)	(10)	12	33	(28)

Periodic pension benefit cost | Telkomsel
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of actuarial assumptions

	2021	2022	2023
Discount rate	7.00%	6.75% - 7.25%	6.70%
Rate of compensation increases	8.00%	6.10% - 8.00%	7.50% - 8.00%
Indonesian mortality table	2019	2019	2019

Periodic pension benefit cost | The company | Defined pension benefit obligation
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of fair value of plan assets

	2022		2023
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	1,320	—	559	—
Equity instruments:
Financials	1,638	—	1,799	—
Consumer non-cyclicals	505	—	98	—
Basic material	271	—	276	—
Infrastructures	639	—	741	—
Energy	141	—	161	—
Technology	89	—	41	—
Industrials	315	—	267	—
Consumer Cyclicals	115	—	516	—
Properties and real estate	98	—	112	—
Healthcare	208	—	209	—
Transportation and logistic	8	—	7	—
Equity-based mutual fund	410	—	376	—
Fixed income instruments:
Corporate bonds	—	3,117	—	2,447
Government bonds	7,884	—	10,257	—
Fixed income mutual funds ("RDPT")	—	122	—	100
Midterm notes ("MTN")	—	100	—	99
Asset-backed securities ("EBA")	—	30	—	13
Sukuk	—	1,090	—	1,054
Non-public equity:
Direct placement	—	368	—	371
Property	—	187	—	186
Others	—	247	—	363
Total	13,641	5,261	15,419	4,633

Schedule of actuarial assumptions

	2021	2022	2023
Discount rate	7.00%	7.25%	6.75%
Rate of compensation increases	8.00%	8.00%	8.00%
Indonesian mortality table	2019	2019	2019

Periodic pension benefit cost | The company | Unfunded Pension
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of actuarial assumptions

	2021	2022	2023
Discount rate	5.75% - 7.00%	7.00% - 7.25%	6.75%
Rate of compensation increases	6.10% - 8.00%	6.10% - 8.00%	6.10% - 8.00%
Indonesian mortality table	2019	2019	2019

Post-employment health care benefit cost
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of fair value of plan assets

	2022		2023
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	1,085	—	391	—
Equity instruments:
Financials	1,368	—	1,465	—
Consumer Non-Cyclicals	114	—	115	—
Basic material	264	—	260	—
Infrastructures	598	—	617	—
Energy	221	—	156	—
Technology	63	—	24	—
Industrials	185	—	261	—
Consumer Cyclicals	457	—	394	—
Properties and real estate	95	—	110	—
Healthcare	233	—	147	—
Transportation and logistic	3	—	5	—
Equity-based mutual funds	1,035	—	434	—
Fixed income instruments:
Government obligations	82	—	1,269	—
Corporate obligations	—	—	6	—
Fixed income mutual funds	6,761	—	7,053	—
Unlisted shares:
Private placement	—	398	—	447
Total	12,564	398	12,707	447

Schedule of actuarial assumptions

	2021	2022	2023
Discount rate	7.50%	7.25%	6.75%
Health care costs trend rate assumed for next year	7.00%	7.00%	7.00%
Ultimate health care costs trend rate	7.00%	7.00%	7.00%
Year that the rate reaches the ultimate trend rate	2021	2022	2023
Indonesian mortality table	2019	2019	2019

Other post-employment benefit cost
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of actuarial assumptions

	2021	2022	2023
Discount rate	6.25%	6.75%	6.50%
Indonesian mortality table	2019	2019	2019

Defined pension benefit plan
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of changes in projected pension benefit obligations

					The Company
	The Company				and its subsidiaries
			Other
		Additional	post-employment	Long service	Obligations
		pension benefit	benefit	employee	under
	Unfunded	obligations	obligations	benefit	the Labor Law	Total
Balance, January 1, 2022	613	—	300	4	926	1,843

Service costs	24	37	8	1	78	148
Interest costs	34	—	17	—	—	51
Cost recognized in the consolidated statement of profit or loss	58	37	25	1	78	199

Actuarial gain recognized in OCI	(55)	7	(14)	—	(13)	(75)
Benefits paid by employer	(94)	—	(43)	(4)	(63)	(204)
Balance, December 31, 2022	522	44	268	1	928	1,763

					The Company
	The Company				and its subsidiaries
			Other
		Additional	post-employment	Long service	Obligations
		pension benefit	benefit	employee	under
	Unfunded	obligations	obligations	benefit	the Labor Law	Total
Balance, January 1, 2023	522	44	268	1	928	1,763
Service costs	22	—	7	1	152	182
Interest costs	32	3	15	—	65	115
Cost recognized in the consolidated statement of profit or loss	54	3	22	1	217	297

Actuarial (gain) loss recognized in OCI	(246)	(1)	2	—	(41)	(286)
Benefits paid by employer	(53)	(2)	(38)	(1)	(102)	(196)
Effect on transfer of IndiHome business to Telkomsel	(19)	0	(10)	—	3	(26)
Balance, December 31, 2023	258	44	244	1	1,005	1,552

Defined Contribution Other Benefit Program | The company | Additional pension benefit obligation
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of actuarial assumptions

	2021	2022	2023
Discount rate	7.00%	7.25%	6.75%
Indonesian mortality table	2019	2019	2019